Bank Loans (Details) - Schedule of short-term bank loan - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 1,609,750	$ 1,640,000	$ 1,629,000
Cathay United Bank [Member]
Short-Term Debt [Line Items]
Total	261,750	270,000	267,000
CTBC Bank [Member]
Short-Term Debt [Line Items]
Total	698,000	720,000	712,000
Cathay Bank [Member]
Short-Term Debt [Line Items]
Total	$ 650,000	$ 650,000	$ 650,000